PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production		ROU
Cost	Land	Building	Improvements	Equipment	Prototypes	Asset	Total
Balance, December 31, 2023	$12,558	$2,963,983	$43,715	$1,032,070	$3,925,375	$316,470	$8,294,171
Additions	-	-	-	69,245	758,454	219,408	1,047,107
Disposals	-	-	-	(134,121)	-	-	(134,121)
Lease reduction (Note 9)	-	-	-	-	-	(162,238)	(162,238)
Impairment (Note 16)	-	-	-	(55,047)	(585,843)	-	(640,890)
Transfer to assets held for sale (Note 16)	-	-	-	(10,425)	(79,294)	-	(89,719)
Balance, December 31, 2024	$12,558	$2,963,983	$43,715	$901,722	$4,018,692	$373,640	$8,314,310
Additions	-	-	-	-	-	-	-
Disposals	-	-	-	(35,563)	-	(8,558)	(44,121)
Balance, December 31, 2025	$12,558	$2,963,983	$43,715	$866,159	$4,018,692	$365,082	$8,270,189

Accumulated Amortization
Balance, December 31, 2023	$-	$965,163	$43,715	$819,906	$3,010,363	$299,848	$5,138,995
Amortization	-	78,762	-	48,557	1,008,328	74,001	1,209,648
Disposals	-	-	-	(79,878)	-	(117,004)	(196,882)
Balance, December 31, 2024	$-	$1,043,925	$43,715	$788,585	$4,018,691	$256,845	$6,151,761
Amortization	-	78,636	-	-	-	65,623	144,259
Disposals	-	-	-	(15,677)	-	-	(15,677)
Balance, December 31, 2025	$-	$1,122,561	$43,715	$772,908	$4,018,691	$322,468	$6,280,343

Included in cost of goods sold is $84,785 (2024 - $91,898) of amortization related to property, plant and equipment.

Included in amortization expense is $14,962 (2024 - $16,217) of amortization related to property, plant and equipment.

Included in research expense is $Nil (2024 - $986,307) of amortization related to property, plant and equipment.